Critical accounting estimates and judgements (Details) - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Critical Accounting Estimates And Judgments [Abstract]
Rebate rate effect from change in tax rate, research and development tax credit, eligible projects		18.60%
Tax benefit relating to tax rate changes or imposition of new taxes	£ 3,961